THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communication Services - 7.5%
Alphabet, Inc. - Class A (a)	850	$1,205,342
Alphabet, Inc. - Class C (a)	1,067	1,508,322
Comcast Corporation - Class A	41,000	1,598,180
Twitter, Inc. (a)	4,000	119,160
		4,431,004
Consumer Discretionary - 10.7%
Amazon.com, Inc. (a)	850	2,344,997
Home Depot, Inc. (The)	5,000	1,252,550
Lowe's Companies, Inc.	6,000	810,720
McDonald's Corporation	5,000	922,350
NIKE, Inc. - Class B	10,000	980,500
		6,311,117
Consumer Staples - 5.8%
Clorox Company (The)	1,000	219,370
Coca-Cola Company (The)	12,000	536,160
Costco Wholesale Corporation	1,000	303,210
McCormick & Company, Inc.	3,000	538,230
Procter & Gamble Company (The)	2,000	239,140
Walmart, Inc.	13,500	1,617,030
		3,453,140
Energy - 0.8%
Phillips 66	6,500	467,350

Financials - 13.1%
Aflac, Inc.	16,000	576,480
Ares Management Corporation - Class A	5,000	198,500
Blackstone Group, Inc. (The) - Class A	13,000	736,580
Brookfield Asset Management, Inc. - Class A	36,000	1,184,400
CME Group, Inc.	6,000	975,240
Intercontinental Exchange, Inc.	16,000	1,465,600
JPMorgan Chase & Company	24,000	2,257,440
S&P Global, Inc.	1,000	329,480
		7,723,720
Health Care - 11.3%
Abbott Laboratories	9,500	868,585
AbbVie, Inc.	11,500	1,129,070
AstraZeneca plc - ADR	4,000	211,560
Bio-Techne Corporation	8,500	2,244,595
Bristol-Myers Squibb Company	12,000	705,600
Edwards Lifesciences Corporation (a)	4,800	331,728
Johnson & Johnson	1,750	246,102
Merck & Company, Inc.	3,000	231,990
Pfizer, Inc.	6,000	196,200
Roche Holding AG - ADR	5,000	216,900

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Health Care - 11.3% (Continued)
Thermo Fisher Scientific, Inc.	900	$326,106
		6,708,436
Industrials - 11.1%
Emerson Electric Company	13,000	806,390
General Dynamics Corporation	5,200	777,192
Honeywell International, Inc.	11,000	1,590,490
Lockheed Martin Corporation	7,000	2,554,440
Raytheon Technologies Corporation	13,500	831,870
		6,560,382
Information Technology - 27.7%
Accenture plc - Class A	6,150	1,320,528
Apple, Inc.	10,000	3,648,000
Mastercard, Inc. - Class A	2,000	591,400
Microsoft Corporation	11,000	2,238,610
NVIDIA Corporation	8,000	3,039,280
QUALCOMM, Inc.	6,000	547,260
Skyworks Solutions, Inc.	10,000	1,278,600
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,000	283,850
TE Connectivity Ltd.	9,000	733,950
Texas Instruments, Inc.	6,200	787,214
Visa, Inc. - Class A	9,800	1,893,066
		16,361,758
Materials - 1.9%
Corteva, Inc.	3,666	98,212
Linde plc	2,300	487,853
Wheaton Precious Metals Corporation	12,000	528,600
		1,114,665
Real Estate - 2.4%
Life Storage, Inc.	1,000	94,950
Mid-America Apartment Communities, Inc.	11,394	1,306,550
		1,401,500
Utilities - 4.0%
Dominion Energy, Inc.	6,000	487,080
Duke Energy Corporation	8,250	659,093
WEC Energy Group, Inc.	14,000	1,227,100
		2,373,273

Total Common Stocks (Cost $26,093,106)		$56,906,345

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
iShares Gold Trust (a)	29,000	$492,710
iShares Silver Trust (a)	6,000	102,060
Total Exchange-Traded Funds (Cost $562,514)		$594,770

MONEY MARKET FUNDS - 4.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (b) (Cost $2,464,737)	2,464,737	$2,464,737

Total Investments at Value - 101.5% (Cost $29,120,357)		$59,965,852

Liabilities in Excess of Other Assets - (1.5%)		(871,738)

Net Assets - 100.0%		$59,094,114

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS - 89.7%	Shares	Value
Consumer Discretionary - 6.6%
Cracker Barrel Old Country Store, Inc.	1,500	$166,365
Gildan Activewear, Inc.	13,400	207,566
Hasbro, Inc.	5,000	374,750
Kontoor Brands, Inc.	1,671	29,761
Macy's, Inc.	5,000	34,400
Melco Resorts & Entertainment Ltd. - ADR	5,000	77,600
NVR, Inc. (a)	100	325,875
Ollie's Bargain Outlet Holdings, Inc. (a)	3,000	292,950
Service Corporation International	16,200	630,018
Tempur Sealy International, Inc. (a)	3,000	215,850
Tiffany & Company	3,475	423,741
VF Corporation	4,700	286,418
		3,065,294
Consumer Staples - 2.4%
Celsius Holdings, Inc. (a)	6,000	70,620
Church & Dwight Company, Inc.	9,000	695,700
Energizer Holdings, Inc.	5,000	237,450
Hain Celestial Group, Inc. (The) (a)	3,000	94,530
		1,098,300
Energy - 1.0%
Marathon Petroleum Corporation	2,830	105,785
ONEOK, Inc.	11,000	365,420
		471,205
Financials - 17.7%
Alleghany Corporation	865	423,106
American Financial Group, Inc.	7,600	482,296
Ares Management Corporation - Class A	4,000	158,800
Arthur J. Gallagher & Company	9,250	901,782
Bank of Hawaii Corporation	4,000	245,640
Brown & Brown, Inc.	20,000	815,200
CME Group, Inc.	5,000	812,700
Eaton Vance Corporation	13,000	501,800
Intercontinental Exchange, Inc.	11,000	1,007,600
Nasdaq, Inc.	9,500	1,134,965
Old Republic International Corporation	24,400	397,964
SEI Investments Company	10,500	577,290
Voya Financial, Inc.	2,000	93,300
W.R. Berkley Corporation	11,175	640,216
		8,192,659
Health Care - 17.6%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	767,533
Bio-Techne Corporation	5,000	1,320,350
Centene Corporation (a)	6,000	381,300
Charles River Laboratories International, Inc. (a)	4,500	784,575
Chemed Corporation	3,000	1,353,210

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Health Care - 17.6% (Continued)
Globus Medical, Inc. - Class A (a)	3,000	$143,130
Laboratory Corporation of America Holdings (a)	2,574	427,567
Penumbra, Inc. (a)	2,500	447,050
ResMed, Inc.	3,700	710,400
Teleflex, Inc.	3,950	1,437,721
Waters Corporation (a)	2,000	360,800
		8,133,636
Industrials - 15.2%
AMETEK, Inc.	2,350	210,020
C.H. Robinson Worldwide, Inc.	4,000	316,240
Donaldson Company, Inc.	13,000	604,760
Expeditors International of Washington, Inc.	8,000	608,320
Fastenal Company	18,000	771,120
Graco, Inc.	13,000	623,870
Jacobs Engineering Group, Inc.	6,475	549,080
L3Harris Technologies, Inc.	6,400	1,085,888
MasTec, Inc. (a)	3,000	134,610
MSC Industrial Direct Company, Inc. - Class A	6,000	436,860
nVent Electric plc	2,900	54,317
Pentair plc	2,900	110,171
Snap-on, Inc.	1,475	204,302
Waste Connections, Inc.	10,500	984,795
Woodward, Inc.	4,400	341,220
		7,035,573
Information Technology - 18.2%
Analog Devices, Inc.	3,671	450,212
ANSYS, Inc. (a)	3,500	1,021,055
Arrow Electronics, Inc. (a)	10,100	693,769
Broadridge Financial Solutions, Inc.	3,500	441,665
FLIR Systems, Inc.	1,400	56,798
InterDigital, Inc.	1,200	67,956
Lam Research Corporation	3,500	1,132,110
Microchip Technology, Inc.	6,000	631,860
National Instruments Corporation	12,000	464,520
NVIDIA Corporation	4,100	1,557,631
Okta, Inc. (a)	3,500	700,805
Tech Data Corporation (a)	3,500	507,150
Xilinx, Inc.	7,000	688,730
		8,414,261
Materials - 6.3%
Albemarle Corporation	6,700	517,307
Ashland Global Holdings, Inc.	6,000	414,600
Martin Marietta Materials, Inc.	3,000	619,710
Packaging Corporation of America	6,000	598,800
Scotts Miracle-Gro Company (The)	2,200	295,834
Steel Dynamics, Inc.	12,000	313,080

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Materials - 6.3% (Continued)
Valvoline, Inc.	9,236	$178,532
		2,937,863
Real Estate - 3.7%
Mid-America Apartment Communities, Inc.	15,000	1,720,050

Utilities - 1.0%
NRG Energy, Inc.	3,000	97,680
ONE Gas, Inc.	3,500	269,675
UGI Corporation	3,038	96,609
		463,964

Total Common Stocks (Cost $17,110,505)		$41,532,805

EXCHANGE-TRADED FUNDS - 2.2%	Shares	Value
iShares Gold Trust (a)	42,000	$713,580
iShares Silver Trust (a)	17,000	289,170
Total Exchange-Traded Funds (Cost $945,632)		$1,002,750

MONEY MARKET FUNDS - 8.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (b) (Cost $3,808,876)	3,808,876	$3,808,876

Total Investments at Value - 100.1% (Cost $21,865,013)		$46,344,431

Liabilities in Excess of Other Assets - (0.1%)		(59,108)

Net Assets - 100.0%		$46,285,323

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2020 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund and The Government Street Mid-Cap Fund (individually, a “Fund” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2020, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$56,906,345	$-	$-	$56,906,345
Exchange-Traded Funds	594,770	-	-	594,770
Money Market Funds	2,464,737	-	-	2,464,737
Total	$59,965,852	$-	$-	$59,965,852

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$41,532,805	$-	$-	$41,532,805
Exchange-Traded Funds	1,002,750	-	-	1,002,750
Money Market Funds	3,808,876	-	-	3,808,876
Total	$46,344,431	$-	$-	$46,344,431

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended June 30, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2020:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund
Cost of portfolio investments	$29,120,357	$21,865,013
Gross unrealized appreciation	$31,107,120	$24,842,462
Gross unrealized depreciation	(261,625)	(363,044)
Net unrealized appreciation	$30,845,495	$24,479,418

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within that sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of June 30, 2020, The Government Street Equity Fund had 27.7% of the value of its net assets invested in common stocks within the Information Technology sector.